Organization, Business Operation and Going Concern (Details) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Dec. 31, 2020	Mar. 05, 2021	Mar. 31, 2021	Sep. 30, 2021
Organization, Business Operation and Going Concern (Details) [Line Items]
Proposed public offering (in Shares)			22,500,000
Per share unit (in Dollars per share)			$ 10
Sale warrant (in Shares)			5,000,000
Fair market value			80.00%
Maturity days			185 years
Redeem of public shares percentage			100.00%
Public share (in Dollars per share)			$ 10
Net tangible assets			$ 5,000,001
Dissolution expenses			100,000
Working capital			$ 27,500
Isos Acquisition Corporation [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Proposed public offering (in Shares)				22,500,000
Per share unit (in Dollars per share)				$ 10
Sale warrant (in Shares)						5,000,000
Price per warrants (in Dollars per share)						$ 10
Fair market value						80.00%
Redeem of public shares percentage						100.00%
Public share (in Dollars per share)						$ 10
Net tangible assets						$ 5,000,001
Dissolution expenses						100,000
Working capital						1,200,000
Generating gross proceeds				$ 225,000,000
Cash underwriting fees	$596,742			$4,500,000
Deferred underwriting fee	$ 1,044,295	$ 1,641,037			$ 8,919,295	$ 8,919,295
Purchase to additional units (in Shares)						3,375,000
Purchase units (in Shares)	2,983,700
Gross proceeds	$ 29,837,000
Transaction costs						$ 14,495,717
Underwriting fees						5,096,742
Other offering costs						479,680
Over-allotment option description	$254,837,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants and $1,000 overfunded by the Sponsor was placed in a Trust Account, which can only be invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. $1,000 was overfunded by the Sponsor.
Operating bank account						1,200,000
Sponsor						25,000
Unsecured promissory note from sponsor						$ 125,267
Business Acquisition [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Outstanding voting securities			50.00%
Business Acquisition [Member] | Isos Acquisition Corporation [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Outstanding voting securities						50.00%
Sponsor [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Public share (in Dollars per share)			$ 10
Sponsor [Member] | Isos Acquisition Corporation [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Sponsor			$ 25,000
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Underwriters shares (in Shares)			25,875,000
Warrants underwriter (in Shares)			5,450,001
Over-Allotment Option [Member] | Isos Acquisition Corporation [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Sale of stock price (in Dollars per share)	$ 10		$ 10
Private Placement [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Price per warrants (in Dollars per share)			1.5
Private Placement [Member] | Isos Acquisition Corporation [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Price per warrants (in Dollars per share)						$ 1.5
Generating gross proceeds						$ 7,500,000
Deferred underwriting fee						$ 1,641,037
IPO [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Sale of stock price (in Dollars per share)			10
IPO [Member] | Isos Acquisition Corporation [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Price per warrants (in Dollars per share)						$ 25,483,700
Sale of stock price (in Dollars per share)						10
Deferred underwriting fee				$ 7,875,000
Class A Ordinary Shares [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Per share unit (in Dollars per share)			$ 11.5
Redeem of public shares percentage			100.00%
Public share (in Dollars per share)			$ 10
Class A Ordinary Shares [Member] | Isos Acquisition Corporation [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Sale of stock price (in Dollars per share)			$ 11.5			$ 11.5
Redeem of public shares percentage						100.00%
Class A Ordinary Shares [Member] | IPO [Member] | Isos Acquisition Corporation [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Sale of stock price (in Dollars per share)						$ 11.5